Segment reporting	6 Months Ended
Jun. 30, 2026
Segment reporting
Segment reporting

5. Segment reporting

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group is derived from the business of discovery, development and commercialization of pharmaceutical products. Income primarily relates to research services provided to a pharmaceutical company and the fair value of services received from Neurosterix’s Group at zero cost.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Fair value of services received at zero cost from Neurosterix Group	9,948	34,505	17,639	105,560
Other service income	—	1,870	—	1,870
Total	9,948	36,375	17,639	107,430

Analysis of other income by major counterparties is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Neurosterix Group	9,948	34,505	17,639	105,560
Other counterparties	—	1,870	—	1,870
Total	9,948	36,375	17,639	107,430

For more detail, refer to note 17 “Other income”.

The geographical allocation of long-lived assets is detailed as follows:

	June 30,	December 31,
	2026	2025
Switzerland	2,442,463	4,683,813
France	332	335
Total	2,442,795	4,684,148

The geographical analysis of operating costs is as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Switzerland	650,988	765,310	1,135,332	1,439,158
United States of America	3,206	2,840	5,199	5,155
France	1,106	1,123	2,287	2,277
Total operating costs (note 18)	655,300	769,273	1,142,818	1,446,590

The capital expenditure during the three-month and six-month periods ended June 30, 2025 and 2026 is nil.